DEBT (Tables)	12 Months Ended
Dec. 31, 2020
DEBT
Schedule of debt

($ thousands)	December 31, 2020	December 31, 2019
Current:
Senior notes	$103,836	$105,998
Long-term:
Bank credit facility	$—	$—
Senior notes	386,586	500,635
Total debt	$490,422	$606,633

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$133,613
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	25,450
May 15, 2012	May 15 and Nov 15	4 equal annual installments beginning May 15, 2021	4.40%	US$355,000	US$238,400	303,364
June 18, 2009	June 18	Final installment on June 18, 2021	7.97%	US$225,000	US$22,000	27,995
				Total carrying value		$490,422